Note 35 Gains or losses on financial assets and liabilities and hedge accounting breakdown by nature of the financial instrument (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Gains Or Losses In Financial Assets And Liabilities Breakdown By Financial Instrument [Line Items]
Subtotal gains or losses in financial assets and liabilities net	€ 1,489	€ 469
Debt securities [Member]
Gains Or Losses In Financial Assets And Liabilities Breakdown By Financial Instrument [Line Items]
Subtotal gains or losses in financial assets and liabilities net	73	259
Equity investments [member]
Gains Or Losses In Financial Assets And Liabilities Breakdown By Financial Instrument [Line Items]
Subtotal gains or losses in financial assets and liabilities net	289	467
Derivatives [member]
Gains Or Losses In Financial Assets And Liabilities Breakdown By Financial Instrument [Line Items]
Subtotal gains or losses in financial assets and liabilities net	(17)	(865)
Loans and advances to customers [Member]
Gains Or Losses In Financial Assets And Liabilities Breakdown By Financial Instrument [Line Items]
Subtotal gains or losses in financial assets and liabilities net	256	46
Customer deposits [Member]
Gains Or Losses In Financial Assets And Liabilities Breakdown By Financial Instrument [Line Items]
Subtotal gains or losses in financial assets and liabilities net	(17)	(17)
Other [Member]
Gains Or Losses In Financial Assets And Liabilities Breakdown By Financial Instrument [Line Items]
Subtotal gains or losses in financial assets and liabilities net	€ 906	€ 579